Commitments	3 Months Ended
Mar. 31, 2019
Commitments [Abstract]
Commitments

9.	Commitments

Leases

At the inception of a contractual arrangement, the Company determines whether the contract contains a lease by assessing whether there is an identified asset and whether the contract conveys the right to control the use of the identified asset in exchange for consideration over a period of time. If both criteria are met, the Company calculates the associated lease liability and corresponding right-of-use asset upon lease commencement using a discount rate based on the rate implicit in the lease or an incremental borrowing rate commensurate with the term of the lease.

The Company records lease liabilities within current liabilities or long-term liabilities based upon the length of time associated with the lease payments. The Company records its operating lease right-of-use assets as long-term assets. Right-of-use assets for financing leases are recorded within property and equipment, net in the Balance Sheet. Leases with an initial term of 12 months or less are not recorded on the Balance Sheet. Instead, the Company recognizes lease expense for these leases on a straight-line basis over the lease term. In connection with certain operating leases, the Company has security deposits recorded and maintained as restricted cash totaling $40 thousand as of March 31, 2019.

The Company leases office and storage facilities and equipment under various operating and financing lease agreements. The initial terms of these leases range from 2 to 11 years and generally provide for periodic rent increases, and renewal and termination options. The Company’s lease agreements do not contain any material variable lease payments, residual value guarantees or material restrictive covenants.

Certain leases require the Company to pay taxes, insurance, and maintenance. Payments for the transfer of goods or services such as common area maintenance and utilities represent non-lease components. The Company elected the package of practical expedients and therefore does not separate non-lease components from lease components.

The table below summarizes the Company’s lease liabilities and corresponding right-of-use assets (in thousands):

March 31, 2019
Assets
Operating	$908
Financing	215
Total leased assets	$1,123

Liabilities
Current:
Operating	$215
Financing	130
Noncurrent:
Operating	693
Financing	85
Total lease liabilities	$1,123

The table below summarizes the Company’s lease costs from its Unaudited Consolidated Statement of Operations, and cash payments from its Unaudited Consolidated Statement of Cash Flows during the three months ended March 31, 2019 (in thousands, except years and rates):

March 31, 2019
Lease expense:
Operating lease expense	$55
Finance lease expense:
Depreciation of right-of-use assets	33
Interest expense on lease liabilities	—
Total lease expense	$88

Cash payment information:
Operating cash used for operating leases	$55
Financing cash used for financing leases	28
Total cash paid for amounts included in the measurement of lease liabilities	$83

Weighted-average remaining lease term (years) - operating leases	7.9
Weighted-average remaining lease term (years) - finance leases	1.8
Weighted-average discount rate - operating leases	8.0%
Weighted-average discount rate - finance leases	5.0%

The Company’s future minimum annual lease payments under operating and financing leases at March 31, 2019 are as follows in (thousands):

	Financing	Operating
	Leases	Leases
Remaining 2019	$100	$527
2020	120	690
2021	7	668
2022	—	281
2023	—	100
Thereafter	—	447
Total minimum lease payments	$227	$2,713
Less: amount representing interest	(13)	(495)
Present value of obligations under leases	214	2,218
Less: current portion	(130)	(700)
Noncurrent lease obligations	$84	$1,518

Other commitments

We have entered into agreements with various research organizations for pre-clinical and clinical development studies, which have provisions for cancellation. Under the terms of these agreements, the vendors provide a variety of services including conducting research, recruiting and enrolling patients, monitoring studies and data analysis. Payments under these agreements typically include fees for services and reimbursement of expenses. The timing of payments due under these agreements is estimated based on current study progress. As of March 31, 2019, we have clinical research study obligations of $2.5 million, $1.8 million of which is expected to be paid within a year.  Should the timing of the clinical trials change, the timing of the payment of these obligations would also change.